Summary of Significant Accounting Policies - Schedule of Equity Securities Without Readily Determinable Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Measurement alternative:
Carrying value	$ 69,991		$ 69,991		$ 67,100	$ 64,455
Upward carrying value changes			1,732	$ 1,289
Downward carrying value changes/impairment	$ (227)		$ (819)	$ (2)